Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689